Obligations under Guarantees and Other Off-balance Sheet Instruments (Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2018	Mar. 31, 2018
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		¥ 68,821	¥ 57,341
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		4,067	4,311
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		3,243	3,051
Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		7,310	7,362
Standby Letters of Credit, Financial and Performance Guarantees [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		4,067	4,311
Standby Letters of Credit, Financial and Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		3,243	3,051
Normal [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		7,139	7,121
Normal [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		3,973	4,211
Normal [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		3,166	2,910
Close Watch [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	117	196
Close Watch [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	72	83
Close Watch [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	45	113
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	26	18
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	18	13
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	8	5
Not Rated [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		28	27
Not Rated [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		4	4
Not Rated [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		¥ 24	¥ 23

[1]	See Notes of the tables regarding "the maximum potential amount of future payments classified based upon internal credit ratings "in Note 25 to the consolidated financial statements for the fiscal year ended March 31, 2018.